Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	CURRENC GROUP INC.
Entity Central Index Key	0001862935
Entity Tax Identification Number	98-1602649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	410 North Bridge Road
Entity Address, City or Town	SPACES City Hall
City Area Code	+65
Local Phone Number	6407-7362
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1
Local Phone Number	800-221-0102
Contact Personnel Name	Cogency Global Inc.